Document and Entity Information	Jun. 08, 2023
Document And Entity Information [Line Items]
Entity Address, State or Province	NY
Amendment Flag	true
Entity Central Index Key	0001846750
Document Type	8-K/A
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	Trajectory Alpha Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-41143
Entity Tax Identification Number	86-1837862
Entity Address, Address Line One	99 Wall Street
Entity Address, Address Line Two	Suite 5801
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10005
City Area Code	(646)
Local Phone Number	450-2536
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (the “Amended Form 8-K”) is being filed as an amendment to the Current Report on Form 8-K filed by Trajectory Alpha Acquisition Corp. (the “Company”) on June 8, 2023 (the “Original Form 8-K”). The sole purpose of this amendment is to amend and replace in its entirety the sections under Item 8.01 in the Original Form 8-K with the information set forth in this Amended Form 8-K. This Amended Form 8-K does not otherwise change or update the disclosure set forth in the Original Form 8-K and does not otherwise reflect events after the Original Form 8-K was filed.
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Public Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one redeemable Public Warrant
Trading Symbol	TCOA.U
Security Exchange Name	NYSE
Class A Common Stock 0.0001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	TCOA
Security Exchange Name	NYSE
Public Warrants Each Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Public Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	TCOA WS
Security Exchange Name	NYSE